Revenue - Contract Balances - Summary of Expected Revenue In Relation To Performance Obligations (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Performance Obligations	₩ 14,737,736
2020
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Performance Obligations	6,387,124
2021
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Performance Obligations	4,279,557
2022
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Performance Obligations	2,105,577
After 2023
Disclosure Of Expected Revenue In Relation To Performance Obligations [Line Items]
Expected Performance Obligations	₩ 1,965,478